Short-Term Loans and Current Maturities (Tables)	12 Months Ended
Dec. 31, 2014
Short and Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of short-term bank loans and current maturities
		Weighted interest rate as of December 31, 2014	December 31,
Short term loans	Loan currency	%	2014	2013

	NIS	5.18	$2,096	$1,226
	USD	5.01	2,201	4,200

			4,297	5,426
Current maturities	NIS	5.1	570	926

			$4,867	$6,352